TCW Emerging Markets Income Fund
TCW Emerging Markets Income Fund
Investment Objective
The Fund’s investment objective is to seek high total return from current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees TCW Emerging Markets Income Fund (USD $)	Class I	Class N
Shareholder Fees (Fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Annual Fund Operating Expenses TCW Emerging Markets Income Fund	Class I	Class N
Management fees	0.75%	0.75%
Distribution and/or service (12b-1) fees	none	0.25%
Other expenses	0.09%	0.11%
Total fund operating expenses	0.84%	1.11%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example TCW Emerging Markets Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I	86	268	466	1,037
Class N	113	353	612	1,352

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 174.98% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets in debt securities issued or guaranteed by companies, financial institutions and government entities in Emerging Market Countries (as defined in the paragraph below). If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The debt securities in which the Fund invests may consist of securities that are unrated or rated BB or lower by S&P or Ba or lower by Moody's. Debt securities rated below investment grade are high yield, high risk bonds, commonly known as "junk bonds". The Fund will generally invest in at least four Emerging Market Countries.

An Emerging Market Country is a country that has a developing economy or market and is considered an emerging or developing country by the International Bank of Reconstruction and Development or any affiliate thereof (the "World Bank") as well as The Bahamas, Bahrain, Barbados, Bermuda, Brunei, Croatia, Czech Republic, Estonia, Greece, Hong Kong, Hungary, Iceland, Ireland, Israel, Republic of Korea, Kuwait, Latvia, Macau, Poland, Portugal, Qatar, Saudi Arabia, Singapore, Slovak Republic, Slovenia, Taiwan, Trinidad & Tobago and the United Arab Emirates.

The Fund may invest in defaulted corporate securities where the portfolio managers believe the restructured enterprise valuations or liquidation valuations may significantly exceed current market values. In addition, the Fund may invest in defaulted sovereign investments where the portfolio manager believes the expected debt sustainability of the country exceeds current market valuations. The Fund may use derivative instruments, such as credit-linked notes, structured investments, options, futures, and options on futures (including those related to options, securities, foreign currencies, indexes and interest rates), forward contracts, swaps (including interest rate and credit default swaps) and options on swaps, as a substitute for investing directly in debt securities and currencies, to increase returns, to manage credit or interest rate risk, to manage the effective maturity or duration of the Fund's investment portfolio or as part of a hedging strategy. Swap agreements can be used to transfer the credit risk of a security without actually transferring ownership of the security or to customize exposure to a particular issuer.

The Fund also may make forward commitments in which the Fund agrees to buy or sell a security in the future at a price agreed upon today.

In allocating investments among various Emerging Market Countries, the portfolio managers attempt to analyze internal political, market and economic factors. These factors include, but are not limited to:
  Public finances
  Monetary policy
  External accounts
  Financial markets
  Foreign investment regulations
  Exchange rate policy
  Labor conditions
Portfolio securities may be sold when the Fund's portfolio managers believe the individual security has reached its sell target, the portfolio managers perceive deterioration in the credit fundamentals of the issuer, the portfolio managers believe there are negative macro geo-political considerations that may affect the issuer or the portfolio managers determine to take advantage of a better investment opportunity.
Principal Risks
Since the Fund holds securities with fluctuating market prices, the value of the Fund's shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:
  emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries.
  foreign currency risk: the risk that the value of the Fund's investments denominated in foreign currencies will decline in value because the foreign currency has declined in value relative to the U.S. dollar.
  interest rate risk: the risk that debt securities will decline in value because of changes in interest rates or a decline in interest rates will lower the Fund's yield.
  credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.
  price volatility risk: the risk that the value of the Fund's investment portfolio will change as the prices of its investments go up or down.
  derivatives risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than the principal amount invested.
  defaulted securities risk: the risk of the uncertainty of repayment of defaulted securities and obligations of distressed issuers.
  frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may detract from the Fund's performance, and may produce capital gains, which are taxable to shareholders when distributed.
  junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.
  leveraging risk: the risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund's liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.
  foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Fund invests.
  globalization risk: the risk that the growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.
  price volatility risk: the risk that the value of the Fund's investment portfolio will change as the prices of its investments go up or down.
  counterparty risk: the risk that the other party to a contract, such as a swap agreement, will not fulfill its contractual obligations.
  issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer's goods or services.
  liquidity risk: the risk that there may be no willing buyer of the Fund's portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.
  market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.
  securities selection risk: the risk that the securities held by the Fund will underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers' choice of securities.
  portfolio management risk: the risk that an investment strategy may fail to produce the intended results.
Please see "Principal Risks and Risk Definitions" for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance would be lower than Class I performance because of the lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.
Calendar Year Total Returns For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	16.44%	(quarter ended 6/30/2009)
Lowest	-9.47%	(quarter ended 9/30/2011)

Average Annual Total Returns (For the period ended December 31, 2012)
Average Annual Total Returns TCW Emerging Markets Income Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I		22.54%	13.90%	12.99%
Class I After taxes on distributions		19.17%	10.77%	9.15%
Class I After taxes on distributions and sale of fund shares		14.52%	10.06%	8.91%
Class N		22.26%	13.65%		11.15%	Mar. 01, 2004
JP Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes)	[1]	17.44%	10.07%	10.98%	9.84%	Mar. 01, 2004
[1]	The JP Morgan EMBI Global Diversified Index is a market capitalization-weighted total return index of U.S. dollar and other external currency-denominated Brady bonds, loans, Eurobonds, and local market debt instruments traded in emerging markets.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).